Shareholder's equity (Details 4 - Textuals 2) R$ in Thousands, $ in Thousands			12 Months Ended
	Mar. 31, 2024 BRL (R$) shares	May 31, 2023 shares	Dec. 31, 2024 BRL (R$) NUMBER shares	Dec. 31, 2023 BRL (R$) shares	Dec. 31, 2023 USD ($) shares	Sep. 14, 2023 BRL (R$)	Sep. 14, 2023 USD ($)
Share Capital
Maximum percentage of shares authorized for issuance			3.00%
Capital reserve			R$ 90,909	R$ 89,627
Acquisition of shares upon repurchase program			22,531	39,931
Treasury Shares			R$ 74,641	59,525
Number of shares outstanding | shares			80,202,023
Class A common shares
Share Capital
Common stock authorized						R$ 62,500	$ 12,500
Long Term Investment Plan (“ILP”)
Share Capital
Proceeds from exercise of other than options, net of withholding taxes			R$ 382,349
Percentage of withholding taxes for exercise of other than options			27.50%
Share-based compensation reserve (granted) [member]
Share Capital
Number of share based compensation plans			2
Number of bonus plans			1
Treasury shares
Share Capital
Acquisition of shares upon repurchase program	R$ 22,531		R$ 22,531	39,931
Number of shres acquired upon repurchase program | shares	1,077,415
Treasury Shares			R$ 74,641	R$ 59,525
Number of shares outstanding | shares			3,447,864	2,647,652	2,647,652
Treasury shares | Class A common shares
Share Capital
Common stock authorized				R$ 62,500	$ 12,500
Others | Share-based compensation reserve (granted) [member] | Long Term Investment Plan (“ILP”)
Share Capital
Effect of events on compensation in the Consolidated Statement of Profit or Loss			R$ 7,190	3,194
Effect of events on compensation in the Shareholder’s Equity			6,404	2,034
Labor charges in liabilities			R$ 786	1,161
Percentage Of Shares Dilution Due To Sharebased Payment Arrangements			1.75%
Others | Share-based compensation reserve (granted) [member] | Long Term Investment Plan (“ILP”) | Class A common shares
Share Capital
Maximum percentage of shares authorized for issuance			3.00%
Effect of events on compensation in the Consolidated Statement of Profit or Loss			R$ 4,283	13,910
Maximum number of tranches authorized for issuance of shares | NUMBER			5
Vesting period under the plan			5 years
Expected volatility			30.00%
Effect of events on compensation in the Shareholder’s Equity			R$ 4,181	9,949
Labor charges in liabilities			R$ 102	2,712
Others | Share-based compensation reserve (granted) [member] | Performance based restricted share units bonus paln
Share Capital
Effect of events on compensation in the Consolidated Statement of Profit or Loss				2,782
Premium recognized | shares		101,798
Increase (decrease) through exercise of performance based restricted share units				1,929
Labor charges from performance based restricted share units exercised				R$ 853